Acquisitions, Income Statements (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
REVENUES
Affiliate	$ 98,052	[1]	$ 50,583
Third-party	11,049	[1]	7,297
Total Revenues	109,101	[1]	57,880
COSTS AND EXPENSES
Operating and maintenance expenses	52,683	[1]	38,636
Imbalance settlement gains	(7,691)	[1]	(5,493)
Depreciation and amortization expenses	9,123	[1]	8,449
General and administrative expenses	11,558	[1]	5,998
Loss on asset disposals	257	[1]	26
Total Costs and Expenses	65,930	[1]	47,616
OPERATING INCOME (LOSS)	43,171	[1]	10,264
Interest and financing costs, net	(3,360)	[1]	(1,062)
NET INCOME (LOSS)	39,811	[1]	9,202
Less: Income (loss) attributable to Predecessors	(408)	[1]	(13,820)
Net income attributable to partners	40,219	[1]	23,022
Tesoro Logistics LP
REVENUES
Affiliate	98,052		50,583
Third-party	3,058		2,580
Total Revenues	101,110		53,163
COSTS AND EXPENSES
Operating and maintenance expenses	46,657		29,724
Imbalance settlement gains	(7,691)		(5,493)
Depreciation and amortization expenses	7,435		6,054
General and administrative expenses	11,117		5,415
Loss on asset disposals	13		1
Total Costs and Expenses	57,531		35,701
OPERATING INCOME (LOSS)	43,579		17,462
Interest and financing costs, net	(3,360)		(1,062)
NET INCOME (LOSS)	40,219		16,400
Less: Income (loss) attributable to Predecessors	0		(6,622)
Net income attributable to partners	40,219		23,022
Martinez Crude Oil Marine Terminal (Predecessor)
REVENUES
Affiliate	0		0
Third-party	0		0
Total Revenues	0		0
COSTS AND EXPENSES
Operating and maintenance expenses	1,558		4,554
Imbalance settlement gains	0		0
Depreciation and amortization expenses	526		1,530
General and administrative expenses	97		292
Loss on asset disposals	236		25
Total Costs and Expenses	2,417		6,401
OPERATING INCOME (LOSS)	(2,417)		(6,401)
Interest and financing costs, net	0		0
NET INCOME (LOSS)	(2,417)		(6,401)
Less: Income (loss) attributable to Predecessors	(2,417)		(6,401)
Net income attributable to partners	0		0
Long Beach Assets (Predecessor)
REVENUES
Affiliate	0		0
Third-party	7,991		4,717
Total Revenues	7,991		4,717
COSTS AND EXPENSES
Operating and maintenance expenses	3,976		4,358
Imbalance settlement gains	0		0
Depreciation and amortization expenses	931		865
General and administrative expenses	328		291
Loss on asset disposals	8		0
Total Costs and Expenses	5,243		5,514
OPERATING INCOME (LOSS)	2,748		(797)
Interest and financing costs, net	0		0
NET INCOME (LOSS)	2,748		(797)
Less: Income (loss) attributable to Predecessors	2,748		(797)
Net income attributable to partners	0		0
Anacortes Rail Facility (Predecessor)
REVENUES
Affiliate	0
Third-party	0
Total Revenues	0
COSTS AND EXPENSES
Operating and maintenance expenses	492
Imbalance settlement gains	0
Depreciation and amortization expenses	231
General and administrative expenses	16
Loss on asset disposals	0
Total Costs and Expenses	739
OPERATING INCOME (LOSS)	(739)
Interest and financing costs, net	0
NET INCOME (LOSS)	(739)
Less: Income (loss) attributable to Predecessors	(739)
Net income attributable to partners	$ 0

[1]	Adjusted to include the historical results of the Anacortes rail unloading facility. See Notes A and B for further discussion.